Production Costs	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Production Costs
22. PRODUCTION COSTS

Production costs are comprised of the following:

	2020	2019
Consumption of raw materials and consumables	$284,215	$311,812
Employee compensation and benefits expense (1)	262,753	271,684
Contractors and outside services	125,242	117,018
Utilities	39,242	41,674
Other expenses	18,198	74,469
Changes in inventories (2)(3)	(32,978)	24,640
	$696,672	$841,297
(1)Employee compensation and benefits expense is comprised of:

	2020	2019
Wages, salaries and bonuses	$317,668	$288,015
Share-based compensation	3,024	4,448
Total employee compensation and benefit expenses	320,692	292,463
Less: Expensed within Care and Maintenance expenses	(37,695)	—
Less: Expensed within General and Administrative expenses	(17,180)	(16,156)
Less: Expensed within Exploration expenses	(3,064)	(4,623)
Employee compensation and benefits expenses included in production costs	$262,753	$271,684
(2)Includes NRV adjustments to inventory to reduce production costs by $16.2 million for the year ended December 31, 2020 (2019 - reduce by $0.4 million).
(3)Includes the sale of inventory with fair value increases of $3.5 million for the year ended December 31, 2020 (2019 - $43.4 million) resulting from the Tahoe Acquisition (Note 8).